INVESTMENTS (Details) € / shares in Units, $ / shares in Units, $ in Thousands	1 Months Ended			9 Months Ended	12 Months Ended
	Jan. 31, 2019 EUR (€)	Jan. 19, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 € / shares	Dec. 01, 2020	Nov. 30, 2020	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 EUR (€) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Aug. 31, 2017 USD ($)
INVESTMENTS (Details) [Line Items]
Goodwill					$ 18,508	$ 20,190							$ 18,508
Gain (Loss) on Investments					464	756
Income (Loss) from Equity Method Investments					(4)	(96)
Gain (Loss) on Derivative Instruments, Net, Pretax					$ 657	421
Class of Warrant or Right, Exercised (in Shares) | shares					0
Retained Earnings/(Deficit)
INVESTMENTS (Details) [Line Items]
Other comprehensive income						1,191
Seed Financing Round
INVESTMENTS (Details) [Line Items]
Percentage of interest held													10.53%	10.53%
Cansativa
INVESTMENTS (Details) [Line Items]
Equity Method Investments					$ 1,553	1,701									$ 923
Gain (Loss) on Investments					211
Income (Loss) from Equity Method Investments					$ 4	96
Cansativa | Tranche Two
INVESTMENTS (Details) [Line Items]
Equity Method Investments, Initial Amount, Fair Value | €														€ 322,000
Cansativa | Investment, Tranche One [Member]
INVESTMENTS (Details) [Line Items]
Investments, Gross | €														€ 1,000,000
Cansativa | Common Shares
INVESTMENTS (Details) [Line Items]
Number of shares registered and fully paid-in capital (in Shares) | shares													26,318	26,318
Cansativa | Preferred Stock
INVESTMENTS (Details) [Line Items]
Shares issued, price per share | € / shares							€ 543.31
Cansativa | Seed Financing Round
INVESTMENTS (Details) [Line Items]
Investments, net (in Euro) | €														€ 7,000,000
Number of investment tranches													3	3
Percentage of interest held													10.53%	10.53%
Payments to Acquire Investments (in Euro) | €	€ 996,819		€ 3,100
Share Price (in Euro per share) | € / shares														€ 1.00
Equity Method Investments													$ 1,075	€ 999,915
Investments, initial amount (in Euro) | €														3.096
Equity Method Investments (in Euro) | €														996.819
Investments, increase investment for equity, option duration					18 months
Net Assets												€ 1,233,000	1,122	1,100,000
Goodwill | €														465,000
Equity Method Investments											$ 722	€ 650,000
Equity Method Investments, Additional, Shares (in Shares) | shares											2,138	2,138
Equity Method Investments, Consideration Transferred, Net Assets											16.60%	16.60%
Cansativa | Seed Financing Round | Tranche Two
INVESTMENTS (Details) [Line Items]
Investments, Gross | €														3,000,000
Equity Method Investments, Initial Amount, Fair Value													(450)	419,000
Gain (Loss) on Investments				$ 370
Cansativa | Seed Financing Round | Investment, Tranche Three [Member]
INVESTMENTS (Details) [Line Items]
Investments, Gross | €														3,000,000
Cansativa | Seed Financing Round | Investment, Tranche One [Member]
INVESTMENTS (Details) [Line Items]
Investments, Gross													$ 1,075	€ 999,915
Cansativa | Seed Financing Round | Preferred Stock
INVESTMENTS (Details) [Line Items]
Percentage of interest held					14.22%
Cansativa | Seed Financing Round | Preferred Stock | Tranche Two
INVESTMENTS (Details) [Line Items]
Shares issued, price per share | $ / shares													$ 322.97
Share Price (in Euro per share) | € / shares														€ 1.00
Investment, option, stock issued for additional investment, shares, new issues (in Shares) | shares													9,289	9,289
Investment, option, stock issued for additional investment, amount, new issues (in Euro) | €														€ 3,000,068.33000
Equity Method Investments, Option Exercised, Entitled To Subscribe To Additional Shares (in Shares) | shares													578	578
Seed Financing Round | Cansativa | Preferred Stock
INVESTMENTS (Details) [Line Items]
Percentage of interest held								15.80%
Lift & Co
INVESTMENTS (Details) [Line Items]
Equity Method Investments						376
Lift & Co | Warrant
INVESTMENTS (Details) [Line Items]
Derivative Asset						$ 598
Lift & Co | Northern Swan Holdings, Inc
INVESTMENTS (Details) [Line Items]
Sale of Stock, Percentage of Ownership after Transaction						8.00%
Lift & Co | Common Shares
INVESTMENTS (Details) [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax						$ 319
Cansativa, Employee Stock Ownership Plan (ESOP) | Cansativa | Seed Financing Round
INVESTMENTS (Details) [Line Items]
Percentage of interest held								15.80%	16.59%
Cansativa | Seed Financing Round
INVESTMENTS (Details) [Line Items]
Shares issued (in Shares) | shares													3,096	3,096
Investments, fully diluted pre-money valuation (in Euro) | €														€ 8,500,000
Cansativa | Seed Financing Round | Preferred Stock
INVESTMENTS (Details) [Line Items]
Shares issued, price per share | € / shares														€ 322.97
Lift & Co
INVESTMENTS (Details) [Line Items]
Equity Method Investments
Net Assets															876
Goodwill															$ 800
Equity Method Investments, Consideration Transferred, Net Assets															14.00%
Gain (Loss) on Investments						756
Gain (Loss) on Derivative Instruments, Net, Pretax						308
Warrants and Rights Outstanding						57
Lift & Co | Warrant
INVESTMENTS (Details) [Line Items]
Gain (Loss) on Investments		$ 233
Lift & Co | Accounting Standards Update 2016-01 | Retained Earnings/(Deficit)
INVESTMENTS (Details) [Line Items]
Other comprehensive income						$ 1,191